CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Cash flows from (used in) operating activities:
Net earnings (loss)	$ (225,282)	$ 259,809
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	297,802	175,548
Cash flows from (used in) operations before changes in working capital	72,520	435,357
Changes in non-cash working capital balances:
Trade accounts receivable	125,150	(3,515)
Income taxes	(5,747)	2,969
Inventories	320,384	(115,082)
Prepaid expenses, deposits and other current assets	(34,801)	(8,320)
Accounts payable and accrued liabilities	(62,476)	49,621
Cash flows from operating activities	415,030	361,030
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(50,670)	(128,676)
Purchase of intangible assets	(7,670)	(11,558)
Business acquisitions	0	(1,300)
Proceeds on disposal of property, plant and equipment	830	5,783
Cash flows used in investing activities	(57,510)	(135,751)
Cash flows from (used in) financing activities:
(Decrease) increase in amounts drawn under revolving long-term bank credit facility	(245,000)	176,000
Proceeds from term loan	400,000	0
Payment of lease obligations	(15,418)	(13,534)
Dividends paid	(30,553)	(110,346)
Proceeds from the issuance of shares	2,854	10,318
Repurchase and cancellation of shares (note 13(d))	(23,216)	(257,233)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(2,558)	(7,008)
Withholding taxes paid pursuant to the settlement of non-Treasury RSUs	(2,571)	(6,001)
Cash flows from (used in) financing activities	83,538	(207,804)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	80	(6)
Net increase in cash and cash equivalents during the fiscal year	441,138	17,469
Cash and cash equivalents, beginning of fiscal year	64,126	46,657
Cash and cash equivalents, end of fiscal year	505,264	64,126
Cash paid (included in cash flows from operating activities):
Interest	35,648	33,149
Income taxes, net of refunds	$ 9,318	$ 10,796